Disposal of finance business (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal of finance business		¥ 6,410	¥ 72,777
Capital Commitment	¥ 150,000
Loans Receivable, Net	132,000
Capital Contribution Receivable	286,000
Disposal Group, Including Discontinued Operation, Consideration		57,000		$ 57.0
Disposal Group, Including Discontinued Operation, Accrued Liabilities	5,800	3,200
Profit participation right asset and other consideration receivables for disposal of finance business	151,000
Finance Business Unit
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration Receivable, Noncurrent		171,000
Disposal Group, Including Discontinued Operation, Automobile Financing Receivables, Noncurrent		132,000
Goodwill de- recognized	39,000
Additional paid-in capital [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal of finance business		¥ 0	¥ 87,781
Additional paid-in capital [Member] | Finance Business Unit
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal of finance business	¥ 87,800